Savings Plan (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Savings Plan [Abstract]
Company matching contributions to Saving plans, Total	$ 157	$ 157	$ 163